STOCKHOLDERS' DEFICIT (Narrative) (Warrant) (Details) - USD ($)	1 Months Ended					12 Months Ended
	Dec. 31, 2016	Jul. 31, 2016	Jan. 31, 2016	Aug. 31, 2015	Jan. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
President and Principal Shareholder [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares callable by warrants							326,087
Exercise price of shares called by warrants							$ 2.00
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term		5 years	5 years		5 years
Number of shares callable by warrants		250,000	150,000		100,000
Exercise price of shares called by warrants		$ 0.37	$ 0.39		$ 0.27
Fair value		$ 70,631	$ 44,477		$ 17,611
Volatility rate		104.54%	103.14%		81.85%
Risk free interest rate		1.01%	1.49%		1.39%
Expected term		5 years	5 years		5 years
Warrant [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term						2 years
Number of shares callable by warrants	795,850					795,850
Exercise price of shares called by warrants	$ 2.00					$ 2.00
Warrant [Member] | President and Principal Shareholder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term							2 years
Number of shares callable by warrants							3,636,047
Exercise price of shares called by warrants							$ 2.00
Warrant [Member] | President and Principal Shareholder [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term						2 years	2 years
Number of shares callable by warrants	3,795,409					3,795,409	326,087
Exercise price of shares called by warrants	$ 2.00					$ 2.00	$ 2.00
Warrant [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term	5 years
Number of shares callable by warrants	50,000					50,000	690,000
Exercise price of shares called by warrants	$ 0.22					$ 0.22
Fair value	$ 8,200						$ 324,833
Volatility rate	99.29%
Risk free interest rate	1.90%
Expected term	5 years
Vesting period	3 years
Warrant [Member] | Consultant [Member] | Vesting Immediately [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares immediately vested	25.00%
Warrant [Member] | Consultant [Member] | Vesting Over Three Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares immediately vested	25.00%
Warrant [Member] | Consultant [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term							5 years
Exercise price of shares called by warrants							$ 0.34
Volatility rate							81.85%
Expected term							5 years
Discount rate							1.51%
Warrant [Member] | Consultant [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term							10 years
Exercise price of shares called by warrants							$ 0.76
Volatility rate							99.31%
Expected term							10 years
Discount rate							2.28%
Warrant [Member] | Director And Wife [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares callable by warrants	214,286					214,286
Five Year Warrants [Member] | Lincoln Park Capital Fund, LLC. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Difference in value of warrants recorded as a reduction of the proceeds of the offering				$ 86,448
Number of shares callable by warrants				200,000
Exercise price of shares called by warrants				$ 1.25